Related party transactions	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
26.	Related party transactions

Related party transactions primarily related to the transactions with the Finance Business and Tencent, the natures and amounts of which have been disclosed in Note 9 and Note 2(s), respectively. Other related party transactions, which were primarily with the Group’s investees, were insignificant for all periods presented.

As of December 31, 2017 and 2018, amounts due from/to related parties are summarized as below:

	As of December 31,
	2017	2018
	RMB	RMB
Amounts due from related parties, current
Tencent	152,706	167,963
Finance Business	58,164	82,725
Others	8,769	7,866
Total	219,639	258,554

Amounts due from related parties, non-current
Finance Business	510,908	491,656
Total	510,908	491,656

Amounts due to related parties, current
Tencent	38,264	45,854
Others	12,320	10,758
Total	50,584	56,612

As of December 31, 2017 and 2018, the balances due from
Tencent
primarily included accounts receivables from
Tenpay
, a third party payment platform, and prepaid advertising expenses. As of December 31, 2017 and 2018, the balances due to
Tencent
mainly related to payables for SMS cost and advertisement fees.

As of December 31, 2017 and 2018, the balances due from the Finance Business has been disclosed in Note 9 and Note 11.